Expense Example, No Redemption {- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund AMCIZ PRO-07 - Fidelity Women's Leadership Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Women's Leadership Fund: Class A
Expense Example, No Redemption:
1 Year	$ 681
3 Years	905
5 Years	1,146
10 Years	1,838
Fidelity Advisor Women's Leadership Fund: Class M
Expense Example, No Redemption:
1 Year	483
3 Years	763
5 Years	1,063
10 Years	1,917
Fidelity Advisor Women's Leadership Fund: Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	1,965
Fidelity Advisor Women's Leadership Fund: Class I
Expense Example, No Redemption:
1 Year	83
3 Years	259
5 Years	450
10 Years	1,002
Fidelity Advisor Women's Leadership Fund: Class Z
Expense Example, No Redemption:
1 Year	70
3 Years	221
5 Years	384
10 Years	$ 859